CONTRACT COSTS, NET (Tables)	6 Months Ended
Dec. 31, 2025
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Party		(Unaudited)	(Unaudited)
Contract costs	¥57,093,826	¥28,357,632	$4,055,087
Allowance for credit losses	(3,546,418)	(1,837,880)	(262,813)
Total contract costs, net	¥53,547,408	¥26,519,752	$3,792,274

Schedule of movement of allowance for credit losses of contract costs

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Beginning balance	¥8,394,288	¥3,546,418	$507,131
Reversal of allowance	(4,079,681)	(1,622,050)	(231,950)
Charge to cost of sales	(768,189)	(86,488)	(12,368)
Ending balance	¥3,546,418	¥1,837,880	$262,813